Related Party Transactions (Tables)	6 Months Ended
Mar. 31, 2026
Related Party Transactions [Line Items]
Schedule of Due from Related Parties

Due from a related party consists of the following:

Name	Related party relationship	March 31, 2026	September 30, 2025
Huaniaoyuan Catering Management (Changzhou) Co. Ltd.	An entity controlled by the CEO	$17,853	$-
Total due from a related party		$17,853	$-

Schedule of Revenue from Related Parties

Deferred revenue –related parties consist of the following:

Name	Related party relationship	March 31, 2026	September 30, 2025
Jinmed International Co., Ltd.	An entity controlled by the CEO	$122,293	$115,876
Zhongjian Langkang Technology Development (Shanghai) Co., Ltd.	Mr. Erqi Wang is a director of this entity.	60,092	-
Total deferred revenue - related parties		$182,385	$115,876

Revenue from related parties consists of the following:

		For the Six Months Ended March 31,
Name	Related party relationship	2026	2025
Jinmed International Co., Ltd.	An entity controlled by the CEO	$79,719	$87,066
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd.	An entity controlled by the CEO	73,437	115,980
Total revenue from related parties		$153,156	$203,046

Schedule of Due to Related Parties

Due to related parties consists of the following:

Name	Related party relationship	March 31, 2026	September 30, 2025
Mr. Erqi Wang	CEO and controlling shareholder of the Company	$710,000	$-
Shanghai Situma Intelligent Technology Co., Ltd.	Minority shareholder of Zhongjin Kangma	22,191	21,517
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd.	An entity controlled by the CEO	15,399	19,113
Changzhou Zhongjian Kanglu Information Technology Co., Ltd	An entity controlled by the CEO	869	842
Huaniaoyuan Environmental Engineering (Changzhou) Co., Ltd.	An entity controlled by the CEO	680	660
Total due to related parties		$749,139	$42,132

Related Party [Member]
Related Party Transactions [Line Items]
Schedule of Accounts Receivable - Related Parties

Accounts receivable - related parties consists of the following:

Name	Related party relationship	March 31, 2026	September 30, 2025
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd.	An entity controlled by the CEO	$34,239	$104,971
Zhongjin Jingau Rehabilitation Equipment (Beijing) Co. Ltd.	An entity controlled by the CEO	1,361	1,319
Subtotal		35,600	106,290
Less: allowance for credit losses		-	-
Total accounts receivable, net - related parties		$35,600	$106,290

Schedule of Deferred Revenue

Advance to suppliers - a related party consists of the following:

Name	Related party relationship	March 31, 2026	September 30, 2025
Chushin International Trading Co. Ltd.	Mr. Erqi Wang is a director of this entity.	$639,028	$-
Total advance to suppliers - a related party		$639,028	$-